Offerings - Offering: 1	Mar. 17, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share
Maximum Aggregate Offering Price	$ 200,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 27,620.00
Offering Note	(1) Pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), there are being registered an indeterminable number of additional shares of common stock as may be issuable with respect to the shares being issued hereunder as a result of stock splits, stock dividends or similar transactions. (2) Pursuant to Instruction 2.A.ii.b to Item 16(b) of Form S-3, this information is not required to be included. An indeterminate aggregate initial offering price or number of shares of Class A Common Stock is being registered as may be issued at indeterminate prices from time to time with an aggregate initial offering price not to exceed $200,000,000.00. (3) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) of the Securities Act.